20. Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2020
Financial Risk Management Objectives And Policies
Financial risk management objectives and policies
-	Interest rate risk

Interest rate variations affect the value of assets and liabilities accruing a fixed interest rate, as well as the flow of financial assets and liabilities with floating interest rates.

The Company´s risk administration policy is defined for the purposes of reducing the effect of the purchasing power loss. Net monetary positions during most of fiscal year 2020 were liabilities. Therefore, the Company is not actually exposed to the purchasing power loss risk. During most of 2019, net monetary positions were assets. Therefore, the Company sought to mitigate such risk with adjustment mechanisms through interest and exchange differences. Consequently, during 2020, item "Gain / (loss) on net monetary position” registered a net profit due to inflation-exposure of monetary items; while in 2019, item "Gain (loss) on net monetary position" registered a net loss due to inflation-exposure of monetary items.

Interest rate sensitivity

The following table shows the sensitivity of income before income tax for the year ended December 31, 2020, to a reasonably possible change in interest rates over the portion of loans bearing interest at a variable interest rate, with all other variables held constant:

Increase in percentage	Effect on income before income tax (Loss)
ARS 000

5%	(2,452,175)

-	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The Company is exposed to the foreign currency risk at an ARS/USD ratio, mainly due to its operating activities, the investment projects defined by the Company and the financial debt related to the bank loans mentioned in Note 14.3. The Company does not use derivative financial instruments to hedge such risk. As of December 31, 2020, the net balance exposed to this risk amounts to USD 142,681 thousand, since existing liabilities in foreign currency for USD 611,593 thousand exceed receivables and cash and short-term deposits in foreign currency for USD 468,912 thousand.

Foreign currency sensitivity

The following table shows the sensitivity to a reasonably possible change in the US dollar exchange rate, with all other variables held constant, of income before income tax as of December 31, 2020 (due to changes in the fair value of monetary assets and liabilities).

Change in USD rate	Effect on income before income tax (Loss)
ARS 000

10%	(1,201,220)

-	Price risk

The Company’s revenues depend on the electric power price in the spot market and the production cost paid by CAMMESA. The Company has no power to set prices in the market where it operates, except for the income from agreements entered into in the Term Market, where the price risk is reduced since normally prices are negotiated above the spot market price.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including holdings of government securities.

-	Trade and other receivables

The Finance Department is in charge of managing customer credit risk subject to policies, procedures and controls relating to the Group’s credit risk management. Customer receivables are regularly monitored. Although the Group has received no guarantees, it is entitled to request interruption of electric power flow if customers fail to comply with their credit obligations. In regard to credit concentration, see Note 14.1. The need to book impairment is analyzed at the end of each reporting period on an individual basis for major clients. The allowance recorded as of December 31, 2020, is deemed sufficient to cover the potential impairment in the value of trade receivables.

-	Cash and cash equivalents

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with corporate policy. Investments of surplus funds are made only with approved counterparties; in this case, the risk is limited because high-credit-rating banks are involved.

-	Public and corporate securities

This risk is managed by the Company’s finance management according to corporate policies, whereby these types of investments may only be made in first-class companies and in instruments issued by the federal or provincial governments.

Liquidity risk

The Group manages its liquidity to guarantee the funds required to support its business strategy. Short-term financing needs related to seasonal increases in working capital are covered through short-and medium-term bank credit lines.

The table below summarizes the maturity profile of the Company’s financial liabilities.

	Less than 3 months	3 to 12 months	More than a year	Total
	ARS 000	ARS 000	ARS 000	ARS 000
12-31-2020
Loans and borrowings	4,510,320	15,614,141	30,844,867	50,969,328
Trade and other payables	2,545,492	-	-	2,545,492
	7,055,812	15,614,141	30,844,867	53,514,820
12-31-2019
Loans and borrowings	-	10,926,497	41,777,839	52,704,336
Trade and other payables	8,031,529	-	-	8,031,529
	8,031,529	10,926,497	41,777,839	60,735,865

Guarantees

In connection with the concession right agreement described in Note 13, the Group granted a bank security to provide performance assurance of its obligations in the amount of 9,143.

On October 16, 2006, the Group entered into two pledge agreements with the Secretariat of Energy to guarantee our performance obligations in favor of the FONINVEMEM trusts under certain construction management and operation management agreements and provided as collateral: (a) 100% of our shares in TSM and TMB, and (b) 50% of the rights conferred by our LVFVD receivables for the duration of the construction management agreement and the operation management agreement.

Likewise, the Group entered into various guarantee agreements to provide performance assurance of its obligations arising from the agreements described in Notes 1.2.a), 14.3.1, 14.3.3, 14.3.4, 14.3.5, 14.3.6, 14.3.9 and 22.6.